Offerings - Offering: 1	Jun. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share, of the Selling Shareholders
Amount Registered | shares	821,917
Proposed Maximum Offering Price per Unit	12.36
Maximum Aggregate Offering Price	$ 10,158,894.12
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,402.94
Offering Note	The offering reflects the number of shares of common stock that the selling shareholders may offer for resale from time to time pursuant to this registration statement. The proposed maximum offering price per unit and the proposed maximum aggregate offering price are estimated solely for purposes of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended, and are based on a good-faith estimate of the value of the registrant's common stock. The proposed maximum offering price per unit does not necessarily represent the actual resale price of the shares. We will not receive any proceeds from the sale of shares by the selling shareholders.